LEGAL MATTERS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 28, 2021	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Other income		$ 35,000		$ 122,000	$ 1,220,000	$ 378,000	$ 452,000	$ 691,000
Mission Culture LLC [Member]
Other income			$ 133,000
Amount due for services	$ 197,000		$ 905,000
Installments of payments					10,000
Claim settlement					110,000
Upfront payment					$ 70,000